NATURE OF OPERATIONS (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 17, 2020	Jun. 29, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Issuance of common shares in private placement		$ 83,900	$ 83,900	$ 0
Repayment of debt			$ 14,134	$ 0
MYOS RENS
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Cash payment for Merger	$ 2,000
Promissory note issued for Merger	3,000
MYOS Promissory Note | Loans Payable
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Repayment of debt	$ 1,000
MYOS RENS | Former MedAvail Security Holders
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Merger agreement, percentage of ownership after transaction	96.80%
MYOS RENS | Former Shareholders of MYOS
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Merger agreement, percentage of ownership before transaction	3.20%